Leases	12 Months Ended
Dec. 31, 2024
Lease Disclosure [Abstract]
Leases	Leases
The Company’s right-of-use assets by class of assets are as follows:

	Premises	Others	Total
	$	$	$
Costs
Balance – December 31, 2022	4,717	382	5,099
Additions	593	29	622
Modifications to and disposals of lease contracts	(256)	(75)	(331)
Effects of foreign exchange	100	(4)	96
Balance – December 31, 2023	5,154	332	5,486
Additions	1,321	—	1,321
Modifications to and disposals of lease contracts	(236)	(154)	(390)
Effects of foreign exchange	(358)	(15)	(373)
Balance – December 31, 2024	5,881	163	6,044

Accumulated amortization
Balance – December 31, 2022	2,796	265	3,061
Amortization	1,304	54	1,358
Modifications to and disposals of lease contracts	(256)	(69)	(325)
Effects of foreign exchange	42	8	50
Balance – December 31, 2023	3,886	258	4,144
Amortization	1,429	26	1,455
Modifications to and disposals of lease contracts	(217)	(154)	(371)
Effects of foreign exchange	(322)	7	(315)
Balance – December 31, 2024	4,776	137	4,913

Carrying value
Net balance – December 31, 2023	1,268	74	1,342
Net balance – December 31, 2024	1,105	26	1,131

The Company’s lease obligations are as follows:

	2024	2023
	$	$
Balance – January 1	2,109	3,066
Additions	1,321	622
Disposals	(29)	(7)
Interest accretion	142	206
Lease repayments	(1,969)	(1,781)
Effects of foreign exchange	(79)	3
Balance -December 31	1,495	2,109

Current	1,341	1,470
Non-current	154	639
	1,495	2,109
As at December 31, 2024, the Company is committed under operating and finance leases, primarily relating to office space and equipment leases, for the following minimum annual rentals:

$
2025	1,393
2026	113
2027	40
2028	—
1,546
Expenses incurred for the years ended December 31, 2024 and 2023 relating to short-term leases and leases of low-value assets were $95 and $115, respectively.